Income taxes - Changes in deferred taxes (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes
At the beginning of the year	BRL 801,275	BRL 2,128,217
Tax loss carryforwards	(100,118)	217,246
Temporary differences from provisions	30,294	(51,589)
Provision for tax on investments in foreign-domiciled subsidiaries	215,138	(76,021)
Derivative financial instruments taxed on a cash basis	(39,369)	(287,767)
Amortization of goodwill	(91,350)	(91,188)
Reforestation costs	233,652	(102,409)
Exchange losses (net) taxed on a cash basis	(395,225)	(984,591)
Fair value of biological assets	149,161	103,602
Actuarial losses on medical assistance plan (SEPACO)	(3,433)	13,530
Transaction costs and capitalized financing costs	(46,230)	(74,994)
Other	(1,250)	7,239
At the end of the year	BRL 752,545	BRL 801,275